Fair Value Measurements (Details) - Schedule of Carrying Amounts and Fair Values of Financial Instruments - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Fair value through profit & loss [Member]
Financial Assets
Investments
Trade receivables	1,831,724
Other receivables		50,939,090
Others financial assets	2,529,576	330
Total	4,361,300	50,939,420
Financial Liabilities
Trade payables	6,802,780	941,162
Other financial liabilities	1,715,060	1,510,240
Total	8,517,840	2,451,402
Fair value through other comprehensive income [Member]
Financial Assets
Total
Financial Liabilities
Total
Amortized cost [Member]
Financial Assets
Total
Financial Liabilities
Borrowings	3,899,316	1,038,155
Total	$ 3,899,316